Intangibles - Early extension of railway concessions (Details) R$ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2020 BRL (R$) project item	Dec. 31, 2020 BRL (R$) km	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Related concession grants liabilities | $					$ 1,667	$ 1,791
Discount rate for estimated cost of construction	5.93%	5.93%	5.93%		5.93%
Guarantee insurance paid			R$ 1,026	$ 197
Additional insurance policies based on certain contractual milestones			1,000	$ 192
Railways concessions
Disclosure of detailed information about intangible assets [line items]
Extension term for concessions		30 years
Intangible asset recognized, which represents its right to use	R$ 12,016	R$ 12,016	12,016		$ 2,312
Related concession grants liabilities | $					2,312
Railways concessions | Grants payments for the concessions
Disclosure of detailed information about intangible assets [line items]
Related concession grants liabilities	R$ 2,818	R$ 2,818	R$ 2,818		$ 542
Discount rate for estimated cost of construction	11.04%	11.04%	11.04%		11.04%
Railways concessions | Construction of the Midwest Integration Railway ("FICO")
Disclosure of detailed information about intangible assets [line items]
Related concession grants liabilities	R$ 6,789	R$ 6,789	R$ 6,789		$ 1,306
Area of section to be constructed | km		383
Construction period		6 years
Discount rate for estimated cost of construction	2.59%	2.59%	2.59%		2.59%
Railways concessions | Infrastructure program
Disclosure of detailed information about intangible assets [line items]
Related concession grants liabilities	R$ 1,372	R$ 1,372	R$ 1,372		$ 264
Number of separate projects | project	450
Discount rate for estimated cost of construction	3.08%	3.08%	3.08%		3.08%
Railways concessions | Acquisition and delivery of rails and sleepers
Disclosure of detailed information about intangible assets [line items]
Related concession grants liabilities	R$ 1,037	R$ 1,037	R$ 1,037		$ 200
Discount rate for estimated cost of construction	2.67%	2.67%	2.67%		2.67%
Estrada de Ferro Carajas ("EFC") | Railways concessions | Infrastructure program
Disclosure of detailed information about intangible assets [line items]
Number of municipalities will get benefited | item	25
Ferro Vitoria a Minas ("EFVM") | Railways concessions | Infrastructure program
Disclosure of detailed information about intangible assets [line items]
Number of municipalities will get benefited | item	33